Loans Acquired with Evidence of Credit Deterioration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Contractual Required Payments Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	$ 5,076	$ 5,799	$ 7,776
Additions	0	0
Collections	(819)	(143)	(255)
Dispositions	(735)	(580)	(1,722)
Balance at end of period	3,522	5,076	5,799
Cash Expected to be Collected [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	4,493	4,962	6,549
Additions	66	186
Collections	(806)	(135)	(220)
Dispositions	(586)	(520)	(1,367)
Balance at end of period	3,167	4,493	4,962
Non-Accretable Discount [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	583	837	1,227
Additions	66	186
Collections	(13)	(8)	(35)
Dispositions	(149)	(60)	(355)
Balance at end of period	355	583	837
Accretable Yield [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	121	0	0
Additions	66	186
Collections	(33)	(65)	0
Dispositions	0	0	0
Balance at end of period	154	121	0
Loans Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	4,372	4,962	6,549
Additions	0	0
Collections	(773)	(70)	(220)
Dispositions	(586)	(520)	(1,367)
Balance at end of period	$ 3,013	$ 4,372	$ 4,962